Pension And Other Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 87.5
Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.2
Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16.2
Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.6
Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.9
Quoted Prices In Active Markets (Level 1)
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	86.9
Quoted Prices In Active Markets (Level 1) | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.2
Quoted Prices In Active Markets (Level 1) | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16.2
Quoted Prices In Active Markets (Level 1) | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.6
Quoted Prices In Active Markets (Level 1) | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.9
Other Observable Inputs (Level 2)
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Unobservable Inputs (Level 3)
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Unobservable Inputs (Level 3) | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.6